SHARE-BASED COMPENSATION - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 2,068,000
Granting of share options percentage	10.00%
Issued and outstanding common shares at the time of grant, subject to a maximum	39,670,000
Aggregate options granted	28,725,593	27,485,093
Number of share units that are issuable	15,000,000
Share options
SHARE-BASED COMPENSATION
Weighted average share price at the date of exercise	$ 2.05	$ 1.75
RSUs
SHARE-BASED COMPENSATION
Weighted average share price at the date of exercise	1.94	1.79
PSUs
SHARE-BASED COMPENSATION
Weighted average share price at the date of exercise	$ 2.07	$ 1.58